Right of use assets (Tables)	12 Months Ended
Dec. 31, 2020
Rights of Use [Abstract]
Schedule of Changes in Right of Use Assets	Changes in the Group’s right of use assets in 2020 were as follows:

	Agricultural partnerships (*)	Others	Total

At January 1, 2019
Adoption of IFRS 16	194,763	10,174	204,937
Exchange differences	1,582	(14,364)	(12,782)
Additions and re-measurements	60,770	30,296	91,066
Depreciation	(37,278)	(7,890)	(45,168)
Closing net book amount	219,837	18,216	238,053

At December 31, 2020
Opening net book amount	219,837	18,216	238,053
Exchange differences	(47,186)	(3,969)	(51,155)
Additions and re-measurements	53,149	10,467	63,616
Depreciation	(33,530)	(7,290)	(40,820)
Closing net book amount	192,270	17,424	209,694
(*) Agricultural partnership has an average of 6 years duration.